Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2019
Key Management Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION

18.	KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2019	2018	2017

Short-term employee benefits	2,046,496	1,522,777	1,537,198
Post-employment benefits	41,062	44,389	87,465
Long-term benefits	23,016	(1,061)	28,600
Share-based payments	20,443	608,179	16,307
	2,131,017	2,174,284	1,669,570